Significant Accounting Policies (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2025 USD ($)	Dec. 31, 2025 USD ($) Segement shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Jun. 01, 2025 shares	Jul. 31, 2023 USD ($)
Significant Accounting Policies [Line Items]
Operating segment (in Segement) | Segement		1
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]		Chief Executive Officer [Member]
Description of codm		The allocation of resources and assessment of performance of the operating segment is based on consolidated net loss as shown in the Company’s consolidated statements of operations. The CODM considers net loss in the annual forecasting process and reviews actual results when making decisions about allocating resources.
Lease term		12 months
Considerations contingent		$ 14,000
Milestone achievement triggered						$ 10,000
Contingent payment	$ 2,000
Unrecognized tax benefits
Restricted share units and warrants exercisable (in Shares) | shares		3,379,939	2,195,421	2,007,546
Warrants shares issued (in Shares) | shares
Percentage of monthly salary		8.33%
Severance pay expenses		$ 408	$ 464	$ 430
IPO [Member]
Significant Accounting Policies [Line Items]
Warrants shares issued (in Shares) | shares					1,272,002